Average Annual Total Returns - FidelitySeriesIntrinsicOpportunitiesFund-PRO - FidelitySeriesIntrinsicOpportunitiesFund-PRO - Fidelity Series Intrinsic Opportunities Fund	Sep. 29, 2023
Fidelity Series Intrinsic Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.50%)
Past 5 years	8.45%
Past 10 years	12.39%
Fidelity Series Intrinsic Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.49%)
Past 5 years	4.21%
Past 10 years	9.65%
Fidelity Series Intrinsic Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.94%
Past 5 years	6.39%
Past 10 years	9.98%
RS003
Average Annual Return:
Past 1 year	(19.21%)
Past 5 years	8.79%
Past 10 years	12.13%